FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

May 2, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Statement of Additional Information for the Adams Harkness Small Cap Growth Fund, dated May 1, 2014 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 23, 2014 (accession number 0001435109-14-000264).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2025 or lina.bhatnagar@atlanticfundservices.com.

Sincerely,

/s/Lina Bhatnagar
Lina Bhatnagar
Secretary to the Registrant